JPM Series Trust II (formerly Chubb Series Trust)
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

February 28, 1997

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE: Rule 24f-2 Notice for JPM Series Trust II with respect to:
     JPM Treasury Money Market Portfolio
     JPM Bond Portfolio
     JPM Equity Portfolio
     JPM International Equity Portfolio
     JPM Small Company Portfolio
     (Registration Statement File No. 33-72834)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 60 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee, if applicable.

The information required by the above-referenced rule is as follows:


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1.   Name and address of Issuer:   JPM Series Trust II (formerly Chubb
                              Series Trust)
                              60 State Street, Suite 1300
                              Boston, MA  02109

2.   Name of each series or class of funds for which this notice is filed:

     JPM Treasury Money Market Portfolio
     JPM Bond Portfolio
     JPM Equity Portfolio
     JPM International Equity Portfolio
     JPM Small Company Portfolio

3.   Investment Company Act File Number:  811-8212
     Securities Act File Number:  33-72834

4.   Last day of fiscal year for which this notice is filed: December 31, 1996

5.   Not applicable

6.   Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: None

9.   Number and aggregate sale price of securities sold during the fiscal year:

          -0-*

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

          -0-*

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans:

          -0-*

__________________
* Shares are sold only to Chubb Separate Account C, an unmanaged separate account that offers interests therein that are registered under the Securities Act and on which a registration fee has been paid. Therefore, no fee calculation is necessary on the Fund level.


12.  Calculation of registration fee:

     (I)  Aggregate sale price of securities sold during
          the fiscal year in reliance on Rule 24f-2
          (from Item 10):                                   $0

     (ii) Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                   +0

     (iii)     Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):           -0


     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to Rule 24e-2 (if applicable):      +0

     (v)  Net aggregate price of securities sold and
          issued during the fiscal year in reliance on
          Rule 24f-2 (line (I), plus line (ii), less
          line (iii), plus line (iv) (if applicable)):          $0

     (vi) Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law
          or regulation:                               x .00030303

     (vii)     Fee due (line (I) or line (v) multiplied by
          line (vi)):                                       $0

13.  Date of wire transfer of filing to the Commission's lockbox depository:

          N/A

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

Very truly yours,

JPM SERIES TRUST II



By:  /s/ Christopher J. Kelley
Christopher J. Kelley
Vice President and
Assistant Secretary